Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation Of Earnings Per Share Line Items
Net income attributable to ordinary shareholders	$ 22,826,454	$ 23,969,950	$ 11,422,021
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends			(2,661,886)
Net income attributable to ordinary shareholders-basic and diluted	$ 22,826,454	$ 23,969,950	$ 8,760,135
Weighted average number of ordinary shares outstanding-basic	27,751,335	27,894,953	16,665,918
Weighted average number of ordinary shares outstanding-diluted	28,073,731	28,521,272	19,030,112
Basic net income per share	$ 0.82	$ 0.86	$ 0.53
Diluted net income per share	$ 0.81	$ 0.84	$ 0.46
Stock Options
Computation Of Earnings Per Share Line Items
Additional shares included in the calculation of diluted EPS	249,756	607,791	447,139
Restricted Stock
Computation Of Earnings Per Share Line Items
Additional shares included in the calculation of diluted EPS	72,640	18,528	1,917,055